Segments of Operations (Tables)	3 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
Schedule of focuses on two fields of activity, land inventory development for master planned communities and real estate investment
	Period ended December 31, 2021
	Land inventory	Real Estate investments	Total
	USD in thousands
Revenues for reportable segments	-	-	-
Loss for reportable segments	-	-	-
Operations expenses - Unallocated amounts			5
Financing income, net			22
Loss for the period	27	-	27
Assets for reportable segments	36,157	17,914	18,243
unallocated amounts			234
Total assets			36,391
Liabilities for reportable segments	15,832	9,851	5,981
unallocated amounts			125
Total Liabilities			15,957